COVID-19	12 Months Ended
Dec. 31, 2020
COVID-19 [Abstract]
COVID-19

NOTE 3 - COVID-19:

In March 2020, the World Health Organization declared the outbreak of COVID-19 to be a pandemic. The COVID-19 pandemic is having widespread, rapidly evolving, and unpredictable impacts on global society, economies, financial markets, and business practices. Governments around the world have implemented measures in an effort to contain the virus, including social distancing, travel restrictions, border closures, limitations on public gatherings, work from home, supply chain logistical changes and closure of non-essential businesses. To protect the health and well-being of the Company’s employees, suppliers, and customers, the Company have made substantial modifications to employee travel policies, implemented office closures as employees are advised to work from home only when shutdowns were declared, and cancelled or shifted the Company’s conferences and other marketing events to virtual-only through 2020. Though the Company sees great progress to overcome the COVID-19 pandemic, with distribution of vaccines, still the COVID-19 may continue to impact the Company’s business operations, including its employees, customers, partners, and communities, and there is uncertainty in the nature and degree of its continued effects over time.

The uncertainty to which the COVID-19 pandemic impacts the Company’s business, affects management’s judgment and assumptions relating to accounting estimates in a variety of areas that depend on these estimates and assumptions, including variable consideration related to price concessions resulted an immaterial influence at the end of the year. COVID-19 also resulted in re-pricing of the Company’s existing share-based compensations (see also note 12a).

The extent to which the COVID-19 pandemic will impact the Company’s business going forward will depend on numerous evolving factors that cannot be reliably predicted, including the duration and scope of the pandemic; governmental, business, and individuals' actions in response to the pandemic; and the impact on economic activity including the possibility of recession or financial market instability.